Investment in Affiliates	12 Months Ended
Dec. 31, 2010
Investment in Affiliates [Abstract]
Investment in Affiliates
4. Investment in Affiliates
On February 24, 2008, CRIC entered into a joint venture agreement with SINA to form COHT, which operates a real estate Internet business in China that provides online advertising, information and updates related to the real estate and home furnishing industries in China. CRIC contributed $2.5 million in cash and a 10-year license to its proprietary CRIC database, while SINA contributed $2.5 million in cash and the right to its real estate and home decoration channel operations for a period of 10 years. Upon COHT’s formation, CRIC and SINA held a 34% and 66% interest in COHT, respectively. CRIC recorded an initial investment cost of $4,908,694, including $2.5 million cash contribution, $2,400,951 in the portion of the fair value of the 10-year license to its proprietary CRIC database ascribed to SINA, proportional to its 66% interest and $7,743 in transaction cost. CRIC recorded deferred revenue of $2,400,951, which was recognized as revenue over the ten-year term of the contributed CRIC database license given the Group’s ongoing obligation to continually maintain and update the content contained within the CRIC database. Deferred revenue was classified as current or non-current depending on when the revenue was expected to be recognized.
This transaction was accounted for using the equity method with the purchase price of COHT allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash acquired	1,700,000
Intangible assets:
Advertising rights	2,162,972	10 years
Customer contract backlog	252,607	6 months
License to CRIC database	793,115	10 years

Total	4,908,694

The initial purchase price resulted in negative goodwill of $1,677,002, which has been reflected above as a reduction in the recorded amount of intangible assets acquired.
In October, 2009, CRIC completed its acquisition of SINA’s 66% equity interest in COHT, increasing its equity interest from 34% to 100%. (See Note 5.)
In January 2010, the Group formed a limited partnership, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner will receive annual management fees and carried interest on a success basis. The Group had an investment commitment of RMB65 million (equivalent to $9.6 million) to the Shengyuan Center, half of which, or $4.8 million, was paid in February 2010. Mr. Xin Zhou, the Group’s executive chairman, had an investment commitment of RMB40 million (equivalent to $5.9 million) to the Shengyuan Center, half of which was paid in February 2010. The Shengyuan Center is not consolidated by the Group as the Group does not control the Shengyuan Centre given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investments in Shengyuan Center are accounted for using the equity method as its role as a general partner provides it with significant influence over their activities.
In August 2010, the Group entered into a cooperation agreement with China Real Estate Research Association (“CRERA”) and China Real Estate Association (“CREA”) to form a joint venture, Beijing China Real Estate Research Association Technology Ltd (“CRERAT”), which has the exclusive rights to host exhibition and activities sponsored by CRERA or CREA. The new entity also provides other real estate related research reports and consulting services. The Group paid $4,669,376 for a 51% equity interests in the joint venture. CRERA and CREA, collectively own the remaining 49%. The Group does not control the board of CRERAT, who has the power to direct the entity’s significant operating activities. Therefore, the transaction was accounted for using the equity method. Under the cooperation agreement, the Group has guaranteed profits of up to $18,119,520 to CRERA and CREA over the eight year term of the joint venture. The Group’s maximum exposure to loss as a result of its involvement with the joint venture amounted to $22,788,896 which includes the initial investment in the joint venture and the potential future contingency related to the profit guarantee. The Group believes that the likelihood that it will be required to provide payments under the profit guarantee is remote.